Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	June 30,	December 31,
Schedule of Marketable Securities Value	2024	2023
Equity securities
Fair value and carrying value at beginning of period	$1,175,892	$98,053
Increase in fair value	1,218,770	1,077,839
Fair value and carrying value at balance sheet date	$2,394,662	$1,175,892